Loans Receivable from Franchisees, Net - Schedule of Movement of Loan (Details) - Franchise [Member] - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Loans Receivable from Franchisees, Net - Schedule of Movement of Loan (Details) [Line Items]
Balance at beginning of period	$ 801,512	$ 362,917
Loans lend to franchisees	691,377	1,236,518
Repayment from franchisees	(416,890)	(810,660)
Effect of translation adjustment	(16,939)	12,737
Balance at end of period	$ 1,059,060	$ 801,512